Plant, Property And Equipment (Summary Of Plant, Property And Equipment) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Land [Member]	Dec. 31, 2011 Buildings And Equipment [Member]	Dec. 31, 2011 Central Office And Other Network Equipment [Member]	Dec. 31, 2011 Cable Poles And Conduit [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2011 Work In Progress [Member]	Dec. 31, 2011 Furniture Vehicles And Other [Member]
Land	$ 862	$ 865
Buildings and equipment	21,969	21,064
Central office and other network equipment	107,322	102,547
Cable, poles and conduit	67,190	67,539
Leasehold improvements	5,030	4,816
Work in progress	3,417	4,375
Furniture, vehicles and other	9,836	10,449
Plant, property and equipment total	215,626	211,655
Accumulated depreciation	127,192	123,944
Plant, property and equipment, net	$ 88,434	$ 87,711
Lives (years)			–					–
Lives (years), minimum				15	3	11	5		3
Lives (years), maximum				45	15	50	20		12